Borrowings (Details 2) (CNY)	12 Months Ended								12 Months Ended						12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 OCBC Bank	Dec. 31, 2013 Agriculture Bank of China	Jan. 31, 2014 Hefei High-Tech Industrial Development Zone Management Co., Ltd Subsequent events	Dec. 31, 2013 Lines of credit China Development Bank Shanghai Branch	Mar. 31, 2014 Short-term loans Subsequent events	Dec. 31, 2013 Unsecured short-term bank borrowings	Dec. 31, 2012 Unsecured short-term bank borrowings	Dec. 31, 2013 Represents information pertaining to short-term bank borrowings secured by restricted cash.	Dec. 31, 2012 Represents information pertaining to short-term bank borrowings secured by restricted cash.	Dec. 31, 2013 Short-term bank borrowings from non-financial institution item	Dec. 31, 2012 Short-term bank borrowings from non-financial institution	Dec. 31, 2013 Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress	Dec. 31, 2012 Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress	Dec. 31, 2013 Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress	Dec. 31, 2012 Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress	Dec. 31, 2013 Minimum	Mar. 31, 2014 Minimum Short-term loans Subsequent events	Dec. 31, 2013 Maximum	Mar. 31, 2014 Maximum Short-term loans Subsequent events
Borrowings
Short-term	1,122,352,000	972,730,000							956,994,000	972,730,000	85,358,000	0	80,000,000	0
Long-term, current portion	936,163,000	1,850,500,000
Subtotal	2,058,515,000	2,823,230,000
Long-term	1,554,000,000	2,088,139,000													914,613,000	3,650,639,000	1,576,000,000	288,000,000
Total borrowings	3,612,515,000	4,911,369,000
Borrowings
Weighted average interest rate (as a percent)	6.42%	6.49%						6.44%	6.04%	6.01%	1.67%				6.48%	6.65%	6.74%	5.99%
Interest rate (as a percent)	9.00%												9.00%
Interest rate, minimum (as a percent)									2.67%	2.32%	1.66%				6.15%	2.75%	6.72%	4.76%
Interest rate, maximum (as a percent)									7.80%	7.28%	1.67%				7.07%	7.84%	7.01%	7.01%
Principal amount of short-term borrowings	1,122,352,000	972,730,000							956,994,000	972,730,000	85,358,000	0	80,000,000	0
Number of non-financial institutions													1
Principal amount of long-term borrowings	1,554,000,000	2,088,139,000													914,613,000	3,650,639,000	1,576,000,000	288,000,000
Maturity period																			4 months	4 months	91 months	1 year
Unused lines of credit	1,099,331,000
Amount of collateral required	0
Interest incurred	278,190,000	348,510,000	212,153,000
Interest capitalized in the cost of property, plant and equipment and project assets	37,495,000	45,059,000	39,320,000
Short-term bank loan secured by restricted cash balance				85,358,000
Restricted cash collateral amount				91,737,000
Long-term bank loan secured by pledge of buildings					101,700,000
Long-term bank loan secured by pledge of prepaid land use rights					34,300,000
Net book value of buildings pledged as collateral					231,677,000
Long-term entrustment loan secured by pledge of property, plant and equipment and land use rights						1,440,000,000
Net book value of buildings, machineries and equipment and construction in progress pledged as collateral						833,787,000
Net book value of prepaid land use rights pledged as collateral					75,933,000	218,348,000
Maximum borrowing capacity							30,000,000,000
Future principal repayments on the long-term borrowings
2014	936,163,000
2015	22,000,000
2016	22,000,000
2017	310,000,000
Thereafter	1,200,000,000
Total	2,490,163,000